Fair Values - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 33,800	$ 53,900
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	33,819	53,932
Mortgage Servicing Rights	2,259	6,642
Other loans	18,526	19,926
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights
Other loans	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights	2,259	6,642
Other loans	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	33,819	53,932
Mortgage Servicing Rights
Other loans	18,526	19,926
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	21,100	25,997
Other loans	4,119	3,485
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	21,100	25,997
Other loans	4,119	3,485
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	11,041	12,134
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	11,041	12,134
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,777
Nonrecurring basis | SEPH commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,777
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		12,832
Nonrecurring basis | SEPH commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		12,832
Nonrecurring basis | Remaining commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,788	8,113
Nonrecurring basis | Remaining commercial | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,788	8,113
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,154	6,990
Other loans	3,366	4,307
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,154	6,990
Other loans	$ 3,366	$ 4,307